DEBT - Schedule of Seller Note (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
DEBT
Total		$ 8,535,936
Debt instrument convertible conversion price		$ 1
Maximum percentage of ownership by an individual lender	19.99%
Seller Notes
DEBT
Maturity date		Feb. 01, 2028
Total		$ 1,434,959	$ 2,073,765
Debt instrument convertible conversion price	$ 1.25
Maximum percentage of ownership by an individual lender	19.99%
Extinguishment of debt	$ 91,000
Conversion of debt to shares	72,800
December 1, 2020
DEBT
Interest rate		6.00%
Maturity date		Nov. 01, 2025
Book value		$ 200,000
Principal amount		200,000
Total		$ 41,283	83,810
June 18, 2021
DEBT
Interest rate		6.00%
Maturity date		May 01, 2026
Principal amount		$ 225,000
Total			124,627
January 1, 2022
DEBT
Interest rate		5.00%
Maturity date		Dec. 01, 2026
Principal amount		$ 200,000
Total		$ 66,820	117,367
January 1, 2022
DEBT
Interest rate		5.00%
Maturity date		Dec. 01, 2026
Principal amount		$ 200,000
Total		$ 66,820	117,367
February 15, 2022
DEBT
Interest rate		4.40%
Maturity date		Feb. 01, 2025
Principal amount		$ 600,000
Total		$ 200,000	400,000
May 31, 2022
DEBT
Interest rate		6.00%
Maturity date		Jul. 01, 2026
Principal amount		$ 649,000
Total		$ 291,973	462,531
December 28, 2022
DEBT
Interest rate		6.00%
Maturity date		Feb. 01, 2028
Principal amount		$ 900,000
Total		$ 65,449	$ 768,063